Future Minimum Lease Payments (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Operating Leased Assets [Line Items]
2022	₨ 11,783.1	$ 161.1
2023	10,951.6	149.7
2024	10,125.8	138.4
2025	9,553.1	130.6
2026	9,201.9	125.8
Thereafter	50,337.5	688.2
Total lease payments	101,953.0	1,393.8
Less: imputed interest	31,531.0	431.0
Total operating lease liabilities	₨ 70,422.0	$ 962.8	₨ 65,615.1
Weighted average remaining lease term (in years)	9 years 9 months 18 days	9 years 9 months 18 days
Weighted average discount rate	7.00%	7.00%